CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Losses
Beginning balance at Jun. 30, 2023		$ 58,764,248
Changes in equity
Net loss for the year	$ (21,843,646)
Exchange differences arising on translation into presentation currency	(170,014)
Total comprehensive loss for the year	(22,013,660)
Issue of shares – share placement		45,740,157
Issue of shares – exercise of options		4,335,005
Issue of shares – conversion of RSUs		225,734
Issue of shares – conversion of rights		2,757,730
Issue of shares to consultants		470,000
Share issue costs		(1,333,236)
Ending balance at Jun. 30, 2024	51,339,595	112,959,638	$ 13,440,265	$ (1,178,258)	$ (73,882,050)
Changes in equity
Net loss for the year	(35,348,675)				(35,348,675)
Exchange differences arising on translation into presentation currency	(1,602,139)			(1,602,139)
Total comprehensive loss for the year	(36,950,814)	0	0	(1,602,139)	(35,348,675)
Issue of shares – share placement	70,919,564	70,919,564
Issue of shares – exercise of options	205,525	205,525
Issue of shares – conversion of RSUs		2,094,041	(2,094,041)
Issue of shares – conversion of rights		13,724,952	(13,724,952)
Issue of shares to consultants		470,262	(470,262)
Issue of shares to director in lieu of bonus		250,000	(250,000)
Share issue costs	(2,638,062)	(2,638,062)
Share-based payment expense	9,568,191		9,568,191
Ending balance at Jun. 30, 2025	92,443,999	197,985,920	6,469,201	(2,780,397)	(109,230,725)
Changes in equity
Net loss for the year	(66,767,762)				(66,767,762)
Exchange differences arising on translation into presentation currency	3,709,446			3,709,446
Total comprehensive loss for the year	(63,058,316)	0	0	3,709,446	(66,767,762)
Issue of shares – share placement	45,717,352	45,717,352
Issue of shares – exercise of options	566,156	971,471	(405,315)
Issue of shares – conversion of RSUs		2,234,348	(2,234,348)
Issue of shares – conversion of rights		603,498	(603,498)
Issue of shares - payment of expenses	5,230,000	5,230,000
Share issue costs	(1,765,836)	(1,765,836)
Share-based payment expense	9,166,334		9,166,334
Ending balance at Jun. 30, 2026	$ 88,299,689	$ 250,976,753	$ 12,392,374	$ 929,049	$ (175,998,487)